Notes to the Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
Notes To The Statements Of Cash Flows [Abstract]
Notes to the Statements of Cash Flows
28.
Notes to the Statements of Cash Flows

The following table shows the changes in liabilities arising from financing activities as at December 31, 2024 and 2023:

	January 1, 2024		Foreign exchange movement		2024
		Cash flows		Others
	(in million pesos)
Interest-bearing financial liabilities	254,798	24,722	1,698	368	281,586
Lease liabilities	47,546	(12,079)	—	18,571	54,038
Derivative financial liabilities	1,033	704	—	(1,640)	97
Accrued interests and other related costs	2,157	(10,740)	—	11,009	2,426
Dividends	1,912	(20,750)	—	20,843	2,005
	307,446	(18,143)	1,698	49,151	340,152

	January 1, 2023		Foreign exchange movement		2023
		Cash flows		Others
	(in million pesos)
Interest-bearing financial liabilities	249,580	5,175	(319)	362	254,798
Lease liabilities	42,435	(10,707)	—	15,818	47,546
Derivative financial liabilities	1,150	(607)	—	490	1,033
Accrued interests and other related costs	1,868	(9,715)	—	10,004	2,157
Dividends	1,821	(23,328)	—	23,419	1,912
	296,854	(39,182)	(319)	50,093	307,446

Others include the effect of accretion of long-term borrowings, effect of recognition and accretion of lease liabilities, unrealized mark-to-market losses of derivative financial instruments, effect of accrued but not yet paid interest on interest-bearing loans and borrowings and accrual of dividends that were not yet paid at the end of the period.

Non-cash Investing Activities

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Acquisition of property and equipment on account	19,219	37,133
Additions to ROU assets	15,607	15,759
Capitalization to property and equipment of:
Inventories	4,128	2,169
Foreign exchange differences – net	686	195
	39,640	55,256

Non-cash Financing Activities

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2024 and 2023:

	2024	2023
	(in million pesos)
Additions to lease liabilities	15,607	15,759